Russell 2000 Fund Expense Example - Class H [Member] - Russell 2000 Fund - Class H	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 166
Expense Example, with Redemption, 3 Years	525
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	$ 1,983